Retained Earnings and Accumulated Other Comprehensive Income or Loss - Accumulated Other Comprehensive Income or loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated at beginning	$ (9,866,793)
Accumulated at ending	(12,882,775)	$ (9,866,793)
Accumulated Other Comprehensive Loss (Income)
Accumulated at beginning	(9,866,793)	(10,823,878)
Changes in other comprehensive (loss) or income	(3,015,982)	957,085
Accumulated at ending	(12,882,775)	(9,866,793)
Open-Ended Fund
Accumulated at beginning	1,372,444	1,373,185
Changes in other comprehensive (loss) or income	(66,098)	(741)
Accumulated at ending	1,306,346	1,372,444
Other Equity Instruments
Accumulated at beginning	(1,090,514)	(391,611)
Changes in other comprehensive (loss) or income	(202,208)	(698,903)
Accumulated at ending	(1,292,722)	(1,090,514)
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(23,602,220)	(23,602,220)
Accumulated at ending	(23,602,220)	(23,602,220)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	98,451	810,294
Changes in other comprehensive (loss) or income	285,502	(711,843)
Accumulated at ending	383,953	98,451
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(826,795)	(908,411)
Changes in other comprehensive (loss) or income	(51,684)	81,616
Accumulated at ending	(878,479)	(826,795)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	120,364	407,900
Changes in other comprehensive (loss) or income	1,857,456	(287,536)
Accumulated at ending	1,977,820	120,364
Share of Income of Associates and Joint Ventures
Accumulated at beginning	8,633,343	4,354,812
Changes in other comprehensive (loss) or income	(7,061,676)	4,278,531
Accumulated at ending	1,571,667	8,633,343
Income Taxes
Accumulated at beginning	5,428,134	7,132,173
Changes in other comprehensive (loss) or income	2,222,726	(1,704,039)
Accumulated at ending	$ 7,650,860	$ 5,428,134